Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Taxes [Abstract]
Schedule of income (loss) before income taxes
	For the years ended June 30,
	2018	2017	2016
PRC	$2,863,419	$2,516,211	$2,297,424
Non-PRC	(260,649)	(413,400)	(243,300)
	$2,602,770	$2,102,811	$2,054,124

Schedule of statutory rate to the Company's effective tax rate
	For the years ended June 30,
	2018	2017	2016
PRC statutory income tax rate	25%	25%	25%
Effect of income tax rate difference in other jurisdictions	(1.8)%	4.8%	5.9%
Effect of PRC preferential tax rate and tax holidays	(11.0)%	(15.1)%	(14.1)%
R&D credits	(18.3)%	(14.3)%	(11.9)%
Permanent difference and others*	1.8%	(6.0)%	8.2%
Effective tax rate	(4.3)%	(5.6)%	13.1%

* Permanent difference and other primarily represented tax effect on the intercompany transactions.

Schedule of provision (benefit) for income tax
	For the years ended June 30,
	2018	2017	2016
Current income tax provision	$95,923	$102,568	$365,866
Deferred income tax benefit	(208,051)	(221,114)	(96,713)
Total (benefit) provision for income tax expenses	$(112,128)	$(118,546)	$269,153

Schedule of the deferred tax assets
	June 30, 2018	June 30, 2017
Deferred tax assets:
Net operating loss carry forwards	$649,766	$423,543
Accrued expenses and other	57,965	9,611
Total deferred tax assets	707,731	433,154

Deferred tax liabilities:
Unbilled accounts receivables	(169,266)	(62,855)
Deferred contract cost	(26,368)	(71,346)
Total deferred tax liabilities	(195,634)	(134,201)

Total deferred tax assets, net	$512,097	$298,953

Schedule of taxes payable
	June 30, 2018	June 30, 2017

VAT tax payable	$228,477	$182,036
Corporate income tax payable	96,636	-
Withholding tax payable	257,942	274,542
Disability insurance fund payable	299,645	168,650
Other taxes payable	22,150	15,636
Total taxes payable	$904,850	$640,864